Summary of significant accounting policies (Details 1) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total	$ 14,822,799	$ 7,015,512
Revenue From Intelligent Computing Power Service [Member]
Product Information [Line Items]
Total	14,664,937	6,546,249
Revenue From Comprehensive Data Center Services [Member]
Product Information [Line Items]
Total	$ 157,862	$ 469,263